Schedule of Number of Common Stock Reserved for Future Issuance (Detail)	Dec. 31, 2013
Class of Stock [Line Items]
Number of common stock reserved for future issuance	23,545,438
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Number of common stock reserved for future issuance	3,770,267
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Number of common stock reserved for future issuance	4,556,638
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Number of common stock reserved for future issuance	6,767,673
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Number of common stock reserved for future issuance	6,000,000
Stock options
Class of Stock [Line Items]
Number of common stock reserved for future issuance	2,111,576
Stock Options Available For Grant
Class of Stock [Line Items]
Number of common stock reserved for future issuance	339,284